ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of OCI (Details) - USD ($) $ in Millions	3 Months Ended						9 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018
Unrealized gain (loss) on cash flow hedges
Gross Amount	$ (28)			$ 16			$ (50)	$ 8
Income Taxes	6			(1)			11	2
Net Amount	(22)			15			(39)	10
Changes in retirement plans’ funded status
Gross Amount	(15)			(14)			(37)	585
Income Taxes	6			8			14	(135)
Net Amount	(9)			(6)			(23)	450
Foreign currency translation
Gross Amount	31			(38)			109	(373)
Income Taxes	0			0			0	0
Net Amount	31			(38)			109	(373)
Share of other comprehensive (loss) of entities using the equity method
Gross Amount	(14)			(18)			(17)	(36)
Income Taxes	0			0			0	0
Net Amount	(14)			(18)			(17)	(36)
Other comprehensive income (loss)
Gross Amount	(26)			(54)			5	184
Income Taxes	12			7			25	(133)
Other comprehensive income (loss), net of tax	$ (14)	$ (5)	$ 49	$ (47)	$ 351	$ (253)	$ 30	$ 51